Common Stock, Redeemable Convertible Preferred Stock and Stockholders' Deficit (Details 5) (Aldagen Inc [Member], Preferred Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006
Aldagen Inc [Member] | Preferred Stock [Member]
Issuance of Series B redeemable convertible preferred stock (in shares)	17,636,655	9,618,028	15,124,951
Preferred Stock Exercise Price Per Share	$ 1.041	$ 0.7278	$ 0.7278
Equity Issuance, Per Share Amount	$ 1.204	$ 0.873	$ 0.628
Preferred Stock IntrinsicValue PerShare	$ 0.163	$ 0.145	$ 0
Equity Issuance, Date	Apr. 15, 2008	Sep. 12, 2007	Dec. 15, 2006